Label	Element	Value
Amplify Seymour Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Seymour Cannabis ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Amplify ETF Trust

Supplement Dated April 24, 2023 to the Prospectus, Summary Prospectus and Statements of Additional Information, each Dated February 28, 2023

Amplify Seymour Cannabis ETF

(the “Fund”)

1.       On March 15, 2023, the Board of Trustees of the Amplify ETF Trust (the “Trust”) considered and voted to approve the appointment of an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Seymour Asset Management LLC (“Seymour Asset Management”). Seymour Asset Management is a registered investment adviser with its offices at 1 Old Point Road, Quogue, New York 11959.

The appointment of Seymour Asset Management as an investment sub-adviser to the Fund has an effective date of April 19, 2023. In accordance with the Trust’s manager of managers exemptive order received from the Securities and Exchange Commission, additional details about the sub-adviser will be made available to shareholders within 90 days of the effective date.

In connection with the appointment of the additional sub-adviser, the following changes are being made:

i.	Notwithstanding anything to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information, each reference to “Sub-Adviser” is hereby replaced with “Sub-Advisers.”

ii.	Notwithstanding anything to the contrary in the Summary Prospectus and Prospectus, the third sentence of the first paragraph under the Section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Penserra Capital Management LLC (“Penserra”) and Seymour Asset Management LLC (“Seymour”, and collectively with Penserra, the “Sub-Advisers”) serve as the investment sub-advisers to the Fund.

iii.	Notwithstanding anything to the contrary in each Summary Prospectus and Prospectus, the “Management of the Fund” section is hereby deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

Investment Adviser. Amplify Investments LLC.

Sub-Advisers. Penserra Capital Management LLC and Seymour Asset Management LLC

Portfolio Managers. The following individuals serve as the portfolio managers to the Fund.

• Timothy J. Seymour, Chief Investment Officer at Seymour

• Dustin Lewellyn, CFA, Chief Investment Officer at Penserra

• Ernesto Tong, CFA, Managing Director at Penserra

• Anand Desai, Senior Vice President at Penserra

Each portfolio manager is primarily responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since its inception in 2019.

iv.	Notwithstanding anything to the contrary in the Prospectus, the third and fourth paragraphs and the beginning of the fifth paragraph under the Section entitled “Management of the Fund - Fund Organization” are hereby deleted and replaced in their entirety with the following:

Penserra Capital Management LLC is a registered investment adviser with its offices at 4 Orinda Way, Suite 100-A, Orinda, California 94563. Seymour Asset Management is a registered investment adviser with its offices at 1 Old Point Road, Quogue, New York 11959.

Amplify Investments has overall responsibility for the selection of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra and Seymour have responsibility for executing the Fund’s trades and continuously monitoring the Fund’s investments.

The members of the portfolio management team for the Fund are Timothy Seymour, Dustin Lewellyn, Ernesto Tong and Anand Desai.

Timothy J. Seymour. Mr. Seymour is Chief Investment Officer at Seymour Asset Management LLC. Mr. Seymour has over 24 years of investment experience as a portfolio manager, allocator, and capital markets professional across multiple asset classes. Mr. Seymour has been an early-stage investor in the cannabis industry and serves as a board member or in an advisory role for several private cannabis companies. Mr. Seymour is also a Senior Consultant to the JWAM Growth Fund, a cannabis hedge fund. In addition, Mr. Seymour is a frequent and long-time contributor on CNBC, including over a decade of appearances on the show “Fast Money.” Mr. Seymour is the founder and Chief Investment Officer of Seymour Asset Management (“SAM”). SAM provides both asset management and wealth management services for its clients, including direct investment and allocation to private equity and alternative assets. Prior to SAM, Mr. Seymour was the Chief Investment Officer and co-founder of Triogem Asset Management (“Triogem”), where he helped run the firm’s flagship fund, a long/short fund with an emphasis on global emerging markets.

v.	Notwithstanding anything to the contrary in the Prospectus, the tenth paragraph under the Section entitled “Management of the Fund - Fund Organization” is hereby deleted in its entirety and replaced with the following:

Manager of Managers Structure. The Fund and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-adviser(s) and recommending to the Board the hiring, termination, or replacement of any such sub-adviser(s)—including Penserra and Seymour, in their capacity as Sub-Advisers. The exemptive order does not apply to any sub-adviser that is affiliated with the Fund or the Adviser.

vi.	Notwithstanding anything to the contrary in the Statement of Additional Information, the paragraph under “Information about the Funds” is hereby replaced in its entirety with the below:

The Funds are advised by Amplify Investments LLC (the “Adviser” or “Amplify Investments”). Penserra Capital Management LLC (“Penserra”) serves as the investment sub-adviser to YYY, IBUY, DIVO, EMFQ, BIDS and IDVO. Seymour Asset Management LLC (“Seymour”) along with Penserra, each serve as an investment sub-adviser to CNBS. Capital Wealth Planning, LLC (“CWP”), along with Penserra, each serves as an investment sub-adviser to DIVO and IDVO. Toroso Investments, LLC, a Tidal Financial Group company, (“Toroso”) serves as the investment sub-adviser to BLOK, BATT, SWAN, ISWN, MVPS, QSWN, IWIN and NDIV. Cerity Partners LLC (“Cerity”, and collectively, with Penserra, CWP and Toroso, the “Sub-Advisers”) along with Toroso, each serves as an investment sub-adviser to SWAN, ISWN and QSWN.

vii.	Notwithstanding anything to the contrary in the Statement of Additional Information, the following is added as the last sentence of the first paragraph under the Section entitled “Investment Sub-Advisers”:

Seymour Asset Management LLC, along with Penserra, serve as an investment sub-adviser to CNBS.

viii.	Notwithstanding anything to the contrary in the Statement of Additional Information, the following is added after the fourth paragraph under the Section entitled “Investment Sub-Advisers”:

Seymour Asset Management LLC is located at 1 Old Point Road, Quogue, New York 11959.

ix.	Notwithstanding anything to the contrary in the Statement of Additional Information, Timothy J. Seymour’s biography under the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Timothy J. Seymour. Mr. Seymour is the Chief Investment Officer at Seymour Asset Management LLC. Mr. Seymour has over 24 years of investment experience as a portfolio manager, allocator, and capital markets professional across multiple asset classes. Mr. Seymour has been an early-stage investor in the cannabis industry and serves as a board member or in an advisory role for several private cannabis companies. Mr. Seymour is also a Senior Consultant to the JWAM Growth Fund, a cannabis hedge fund. In addition, Mr. Seymour is a frequent and long-time contributor on CNBC, including over a decade of appearances on the show “Fast Money.” Mr. Seymour is the founder and Chief Investment Officer of Seymour Asset Management (“SAM”). SAM provides both asset management and wealth management services for its clients, including direct investment and allocation to private equity and alternative assets. Prior to SAM, Mr. Seymour was the Chief Investment Officer and co-founder of Triogem Asset Management (“Triogem”), where he helped run the firm’s flagship fund, a long/short fund with an emphasis on global emerging markets.

x.	Notwithstanding anything to the contrary in the Statement of Additional Information, the fourth paragraph under the section entitled “Portfolio Managers – Compensation” is hereby deleted in its entirety and replaced with the following:

Mr. Seymour is compensated by Seymour. Mr. Seymour’s compensation includes a salary and discretionary bonus. No compensation is directly related to the performance of the underlying assets.

2.       Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, U.S. Bank National Association has been appointed as the custodian for the Fund. Accordingly, each reference to “Cowen Execution Services, LLC” is deleted in its entirety and replaced with “U.S. Bank National Association,” which will serve as the custodian for the Fund. Additionally, notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, the address for U.S. Bank National Association is “1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212” and replaces the address listed for Cowen Execution Services, LLC.

The appointment of U.S. Bank National Association as custodian of the Fund will have an effective date no later than April 28, 2023.

3.       Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the fourth paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

“The Fund will primarily invest in equity securities and derivative instruments intended to provide exposure to companies principally engaging in the cannabis and hemp ecosystem. As part of this strategy, the derivative instruments may include, but are not limited to, total return swaps. Under normal market circumstances, the combined notional value of derivative instruments the Fund invests in will not exceed 60% of the value of the Fund’s investments. For purposes of the Fund’s 80% investment policy, the Fund’s derivative instruments will be valued on a notional basis.”

4.       Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the the first paragraph under the section entitled “CNBS” under the “Investment Strategies – Fund Specific Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

“Under normal circumstances, CNBS will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem. CNBS shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy. CNBS may also invest up to 60% of the notional value of CNBS in derivative instruments, intended to provide exposure to companies principally engaged in the cannabis and hemp ecosystem. Such derivative instruments may include, but are not limited to, total return swaps.”

Supplement Closing [Text Block]	ck0001633061_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference.